Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
July 1 to December 31, 2021	$ 132,353
2022	223,143
2023	154,888
2024	114,125
2025	86,375
2026 to 2028	123,491
Minimum charter revenues	$ 834,375